NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 370,784	$ 308,085	$ 249,183	$ 282,996
Working capital	(171,812)
Accumulated deficit	$ (69,951,679)	$ (69,587,867)